Share based payments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Sharebased Payment Arrangements [Abstract]
Schedule of recognized a share based charge
	2020	2019	2018
	£’000	£’000	£’000
EMI – Pre-modification grants	182	152	—
Unapproved – Pre-modification grants	1,763	47	—
Unapproved – Post-modification grants	1,814	—	—
	3,759	199	—

Schedule of options were granted
Scheme	Number	Grant date	Expiry date
Unapproved	1,566,584	01/01/2020	01/01/2030
Unapproved	1,422,500	01/04/2020	01/04/2030
Unapproved	2,215,381	01/07/2020	01/07/2030
Unapproved	1,594,720	01/10/2020	01/10/2030
Total 2020	6,799,185

Unapproved	2,079,500	01/06/2019	31/05/2029
EMI	7,102,500	01/10/2019	30/09/2029
Total 2019	9,182,000

Schedule of reconciles the share options outstanding
	EMI Number of options	Unapproved Number of options
As at October 15, 2018	—	—
Granted during the Period	—	—
Forfeited during the Period	—	—
As at December 31, 2018	—	—

Granted during the Year	7,102,500	2,079,500
Forfeited during the Year	(15,000)	(20,000)
As at December 31, 2019	7,087,500	2,059,500

Granted during the Year	—	6,799,185
Exercised during the Year	(1,353,817)	—
Forfeited during the Year	(1,050,000)	(737,292)
As at December 31, 2020	4,683,683	8,121,393

Schedule of relevant in the determination of fair value of the employee share options granted
Unapproved
Valuation method	Black-Scholes
Share valuation	£0.72 – £4.47
Exercise price	£nil
Expected volatility	46%
Dividend yield	Nil
Risk free interest rate	0.00%
Fair value per share	£0.72 – £4.47
	EMI	Unapproved
Valuation method	Black-Scholes	Black-Scholes
Share valuation	£0.10	£0.17
Exercise price	£0.10	£nil
Expected volatility	66%	62%
Dividend yield	Nil	Nil
Risk free interest rate	0.80%	0.75%
Fair value per share	£0.17	£0.17